Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 1,447,802	¥ 1,244,466	¥ 1,090,258
Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	713,528	580,982	479,239
Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	766,836	697,427
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	421,657	347,828
Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	603,293	511,828
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	244,542	221,988
Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	163,543	185,599
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	177,115	125,840
Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	362,109	343,842
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	195,438	147,941
Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	247,261	229,421
Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	71,712	45,887
Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	91,348	90,071
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	67,534	54,086
Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	23,500	24,350
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	56,192	47,968
Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 175,068	¥ 132,810
Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 143,789	¥ 70,387
Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	96,433	85,213
Level 1 | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	718,190	620,737
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	332,606	310,131
Level 1 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	603,293	511,828
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	244,542	221,988
Level 1 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	603,293	511,828
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 244,542	¥ 221,988
Level 1 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 91,348	¥ 90,071
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 71,225	¥ 57,090
Level 1 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 91,348	¥ 90,071
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 67,534	¥ 54,086
Level 1 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 3,691	¥ 3,004
Level 1 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 23,549	¥ 18,838
Level 1 | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	16,839	31,053
Level 2 | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	679,272	575,647
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	314,092	222,985
Level 2 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	163,543	185,599
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 177,115	¥ 125,840
Level 2 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 163,543	¥ 185,599
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	177,115	125,840
Level 2 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	270,528	253,449
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	124,213	90,851
Level 2 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	247,261	229,421
Level 2 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 71,712	¥ 45,887
Level 2 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 23,267	¥ 24,028
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	52,501	44,964
Level 2 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 175,068	¥ 132,810
Level 2 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 70,133	¥ 3,789
Level 2 | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	12,764	6,294
Level 3 | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	50,340	48,082	41,976	¥ 40,656
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 66,830	¥ 47,866
Level 3 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 233	¥ 322	441	591
Level 3 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 233	¥ 322
Level 3 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Other | Japanese plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 50,107	¥ 47,760	41,535	40,065
Level 3 | Other | Foreign Plans
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	¥ 66,830	¥ 47,866	¥ 40,607	¥ 31,377